Long-Term Debt, Secured Term Loans - Nordea Bank (Details) - Nordea Bank Secured Term Loan [Member] - USD ($) $ in Thousands		6 Months Ended
	Aug. 04, 2023	Jun. 30, 2025
Long-Term Debt [Abstract]
Borrowing capacity	$ 20,000
Balance outstanding	17,859
Proceeds from loan agreement	$ 2,141
Term		5 years